Basic and diluted loss per share	12 Months Ended
Dec. 31, 2024
Basic and diluted loss per share
Basic and diluted loss per share

8Basic and diluted loss per share

Basic earnings per share, in this case a loss per share, is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the number of ordinary shares outstanding.

Because a net loss for all periods presented has been reported, the diluted loss per share is the same as basic loss per share. Therefore, all potentially dilutive common stock equivalents are anti-dilutive and have been excluded from the calculation of net loss per share.

On September 20, 2024, the implementation of a reverse stock split at a ratio of one-for-ten shares became effective. The reverse stock split resulted in a proportional decrease in the number of authorized ordinary shares and preferred shares, and a proportional increase in the par value of the ordinary shares and preferred shares, in each case in accordance with the reverse stock split ratio. All share and per share amounts in these consolidated financial statements and related notes hereto have been retrospectively adjusted to account for the effect of the reverse stock split

The calculation of loss per share is based on the following data:

	2024	2023	2022
	£ 000	£ 000	£ 000
Net loss for the period	(781,240)	(59,946)	(94,375)
	£	£	£
Basic and diluted loss per share	(38.46)	(3.13)	(5.26)
	No. of shares	No. of shares	No. of shares
Weighted average issued shares	20,315,572	19,125,061	17,947,038

On December 23, 2024 the holders of the Convertible Senior Secured Notes delivered conversion notices to the Company for the conversion of half, or approximately $130 million in principal amount, of the Convertible Senior Secured Notes at a fixed conversion price of $2.75 per Ordinary Share (the “Partial Conversion”), which resulted in the issuance of 47,343,585 ordinary shares with a reference share price of $7.42 per ordinary share by the Company to the holders of the Convertible Senior Secured Notes.

8Basic and diluted loss per share (continued)

As of December 31, 2024, there were 37,198,531 ordinary shares potentially issuable upon exercise of the remaining outstanding principal amount of the Convertible Senior Secured Notes that could potentially dilute basic earnings per share in the future, but that are not included in the calculation of basic and diluted loss per share.

Subsequent to the year end, on January 24, 2025, the Company closed the 2025 Offering, consisting of 15,000,000 Units, with each Unit consisting of (i) one ordinary share; (ii) one-half of one Tranche A Warrant; and (iii) one-half of one Tranche B Warrant. This transaction would have changed significantly the number of ordinary shares or potential ordinary shares outstanding at the end of the period had this transaction occurred before the end of the reporting period.